GOVERNMENT GRANTS (Details Narrative) - Security Matters Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guarantor and Issuer, Guaranteed Security [Line Items]
Government grants received		$ 162
Percentage of revenue	3.00%
Government grants	$ 3